RS - Summary of cash-settled 2020 Restricted Stock Unit Plan (Details) - EUR (€)		12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2021
Restricted Stock Unit Plans [Line Items]
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments		€ (5,940,339)	€ (1,022,786)	€ (2,587,931)
Additional Paid-in Capital
Restricted Stock Unit Plans [Line Items]
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments	€ 246,265	(5,940,339)	(1,022,786)	(2,587,931)
MorphoSys US Inc. – April 2020 Restricted Stock Unit Plan
Restricted Stock Unit Plans [Line Items]
Target achievement					49.00%
Liabilities from share-based payment transactions		290,378
Expense from cash-settled share-based payment transactions		(28,242)	€ (1,074,075)	€ (462,243)
MorphoSys US Inc. – October 2020 Restricted Stock Unit Plan
Restricted Stock Unit Plans [Line Items]
Target achievement	71.00%
Liabilities from share-based payment transactions		€ 61,364